Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of remuneration to directors and key management personnel

The remuneration of the Company’s directors, officers and other key management personnel during the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
	$	$
Salaries, Cash Bonuses, Severance and Directors Fees	2,626	2,289
Share-based payments[1]	1,373	496
	3,999	2,785